MATERIAL ACCOUNTING POLICY INFORMATION- Schedule of Significant Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
New Pacific Offshore Inc.
MATERIAL ACCOUNTING POLICY INFORMATION
Principal activity	Holding company
Country of incorporation	BVI (i)
Proportion of ownership interest held	100.00%	100.00%
SKN Nickel & Platinum Ltd.
MATERIAL ACCOUNTING POLICY INFORMATION
Principal activity	Holding company
Country of incorporation	BVI
Proportion of ownership interest held	100.00%	100.00%
Glory Metals Investment Corp. Limited
MATERIAL ACCOUNTING POLICY INFORMATION
Principal activity	Holding company
Country of incorporation	Hong Kong
Proportion of ownership interest held	100.00%	100.00%
New Pacific Investment Corp. Limited
MATERIAL ACCOUNTING POLICY INFORMATION
Principal activity	Holding company
Country of incorporation	Hong Kong
Proportion of ownership interest held	100.00%	100.00%
New Pacific Andes Corp. Limited
MATERIAL ACCOUNTING POLICY INFORMATION
Principal activity	Holding company
Country of incorporation	Hong Kong
Proportion of ownership interest held	100.00%	100.00%
Fortress Mining Inc.
MATERIAL ACCOUNTING POLICY INFORMATION
Principal activity	Holding company
Country of incorporation	BVI
Proportion of ownership interest held	100.00%	100.00%
New Pacific Success Inc.
MATERIAL ACCOUNTING POLICY INFORMATION
Principal activity	Holding company
Country of incorporation	BVI
Proportion of ownership interest held	100.00%	100.00%
New Pacific Forward Inc.
MATERIAL ACCOUNTING POLICY INFORMATION
Principal activity	Holding company
Country of incorporation	BVI
Proportion of ownership interest held	100.00%	100.00%
Minera Alcira S.A.
MATERIAL ACCOUNTING POLICY INFORMATION
Principal activity	Exploration company
Country of incorporation	Bolivia
Proportion of ownership interest held	100.00%	100.00%
Mineral properties	Silver Sand
NPM Minerales S.A.
MATERIAL ACCOUNTING POLICY INFORMATION
Principal activity	Corporate s ervice company
Country of incorporation	Bolivia
Proportion of ownership interest held	100.00%	100.00%
Colquehuasi S.R.L.
MATERIAL ACCOUNTING POLICY INFORMATION
Principal activity	Exploration company
Country of incorporation	Bolivia
Proportion of ownership interest held	100.00%	100.00%
Mineral properties	Silverstrike
Minera Hastings S.R.L.
MATERIAL ACCOUNTING POLICY INFORMATION
Principal activity	Exploration company
Country of incorporation	Bolivia
Proportion of ownership interest held	100.00%	100.00%
Mineral properties	Carangas